MFS(R) JAPAN EQUITY FUND

            Supplement dated January 1, 2003 as revised May 22, 2003
                            to the Current Prospectus

This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated January 1, 2003. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible investor, as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for Class A shares of the fund, together with returns of one or more broad measures of market performance, in the Performance Table of the Prospectus. The table is supplemented as follows:

Average Annual Total Returns (for the periods ended December 31, 2001):

     Returns Before Taxes             1 Year           Life*
     --------------------             ------           -----
       Class I shares                  N/A              N/A

-------------------------
* Fund performance figures are for the period from the commencement of the Fund's investment operations on June 1, 2000, through December 31, 2001.

The fund commenced investment operations on June 1, 2000, with the offering of class A shares and subsequently offered class I shares on July 31, 2002. Performance for class I shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to reflect that class I shares bear no sales charges, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). The use of blended performance generally results in lower performance then class I shares would have experienced had they been offered for the entire period.

2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

                                                                     Class I

    Maximum Sales Charge (Load) Imposed on Purchases (as
      a percentage of offering price)...........................       None
    Maximum Deferred Sales Charge (Load) (as a percentage
      of original purchase price or redemption proceeds,
      whichever is less)........................................       None

    Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees.................................       1.00%
     Distribution and Service (12b-1) Fees...........        None
     Other Expenses..................................       1.88%
                                                           -------
     Total Annual Fund Operating Expenses.............      2.88%
       Fee Waiver and/or Expense Reimbursement(1).....     (1.62)%
                                                           -------
       Net Expenses(2)................................      1.26%
--------------------
(1) MFS has contractually agreed, subject to reimbursement, to bear the fund's expenses such that "Other Expenses" (after taking into account the expense offset arrangement described below), do not exceed 0.25%.

(2) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had such fee reductions been taken into account, "Net Expenses" would be 1.25% for class I.

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Example of Expenses. These expenses are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The "Example of Expenses" table is supplemented as follows:

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                1 Year       3 Years      5 Years     10 Years
                                ------       -------      -------     --------

        Class I Shares           $128          $739       $1,375       $3,088

3.   DESCRIPTION OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

If you are an eligible investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

The following eligible investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates; and

     o any fund distributed by MFD, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds.

In addition, MFD, at its sole discretion, may accept investments from other purchasers not listed above.

4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.


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5.   FINANCIAL HIGHLIGHTS

     The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

     Financial Statements - Class I Shares
                                                                  Period Ended
                                                               August 31, 2002**

Per share data (for a share outstanding throughout each period):

Net asset value - beginning of period                                $ 6.75
                                                                     -------
Income from investment operations# -
   Net investment lossss.                                            $(0.00)+++
   Net realized and unrealized gain on investments
     and foreign currency                                              0.02
                                                                     -------
       Total from investment operations                              $ 0.02
                                                                     -------
Net asset value - end of period                                      $ 6.77
                                                                     -------
Total return                                                           0.30%++
Ratios (to average net assets)/Supplemental datass.:
   Expenses##                                                          1.25%+
   Net investment loss                                                (1.26)%+
Portfolio turnover                                                       118%
Net assets at end of period (000 Omitted)                            $   131

ss. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fee. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

   Net investment loss                                               $(0.00)+++
   Ratios (to average net assets):
     Expenses##                                                        2.87%+
     Net investment loss                                              (2.88)%+

** For the period from the inception of Class I shares, July 31, 2002, through August 31, 2002.
+    Annualized.
++   Not annualized.
+++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

     The date of this Supplement is January 1, 2003 as revised May 22, 2003.

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